BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified intangible assets, customer relationship and its estimated useful lives (Details) - 12 months ended Jun. 30, 2022 - Future Gas Station (Beijing) Technology, Ltd
	CNY (¥)	USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets - customer relationship	¥ 7,000,000	$ 1,045,132
Less: accumulated amortization	(1,050,000)	(156,770)
Total intangible assets, net as of June 30,2021	¥ 5,950,000	$ 888,362
Average Useful Life (in Years)	10 years